Cover	Jun. 30, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 30, 2021
Entity File Number	001-37591
Entity Registrant Name	EASTERN ENERGY GAS HOLDINGS, LLC
Entity Incorporation, State or Country Code	VA
Entity Address, Address Line One	6603 West Broad Street
Entity Address, City or Town	Richmond
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23230
City Area Code	804
Local Phone Number	613-5100
Entity Tax Identification Number	46-3639580
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001603291
Amendment Flag	false